Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Borrowings	Borrowings
The Group’s debt consists of interest-bearing borrowings from financial institutions and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 30 June 2025 and 31 December 2024 are as follows:

	30 June 2025	31 December 2024
Senior Secured First Lien Term Loan Facility	1,031,378	990,744
Other borrowings	86,786	77,840
Total outstanding borrowings, net of debt issue costs	1,118,164	1,068,584
Less: current portion of borrowings	(46,026)	(32,702)
Total non-current borrowings	1,072,138	1,035,882

Senior Secured First Lien Term Loan Facility
On 26 June 2025, the Company entered into an amendment (the “Amendment”) of its Facility, by and among, among others, Alvotech, as borrower, GLAS USA LLC, as administrative agent, GLAS Americas LLC, as collateral agent, and the Lenders thereto, which provides for, among other things, the reduction of the interest rate under the Company’s existing Facility. The Facility was funded in July 2024 and matures in July 2029. It originally consisted of two tranches: a $900 million first tranche, with an interest rate of SOFR plus 6.5% per annum, and a $65 million second tranche, with an interest rate of SOFR plus 10.5% per annum. In conjunction with this Amendment, part of the Lenders agreed to increase the first tranche by $169.0 million in order to absorb the second tranche, thereby creating one single tranche going forward, further simplifying the Company’s capital structure. The interest rate for this Facility will be SOFR plus 6.0% per annum, and all interest will be payable in cash. The Company used the proceeds of the new incremental senior secured term loans to prepay its existing second tranche, to prepay a portion of its existing first tranche, and to pay related premiums, closing payments, fees, costs and expenses.

A net gain on modification and extinguishment of financial liabilities of $16.7 million was recognized during the six months ended 30 June 2025 in connection with the Amendment and partial repayment of the Facility. This amount reflects the financial impact of the extinguishment of the second tranche and certain lenders of the first tranche, as well as the modification of terms under the consolidated Facility, which now bears interest at SOFR plus 6.0% per annum.

Factoring agreement

In February 2025, the Company entered into a factoring agreement with Raiffeisen Bank International AG to sell eligible trade receivables at a discount. The factoring program has an available capacity of up to EUR 10 million with weekly settlements and has a variable interest rate of EURIBOR plus a margin of 2.2%. The agreement is collateralized by assigned eligible trade receivables. The factoring program has scheduled term of 365 days and is subject to automatic one-year renewal unless terminated with three months’ prior notice.

The arrangement is subject to discounts, program fees, insurance premiums, and service charges, which are expensed as incurred. This transaction was accounted for as a secured borrowing based on the terms of the agreement.
As of 30 June 2025, $11.5 million was outstanding under the factoring arrangement.
The weighted-average interest rates of outstanding borrowings for the six months ended 30 June 2025 and the year ended 31 December 2024 are 10.15% and 12.4%, respectively.

Movements in the Group’s outstanding borrowings during the six months ended 30 June 2025 are as follows:

2025
Borrowings, net at 1 January	1,068,584
Recognition of deferred debt issue costs	(1,164)
Net gain on modification and extinguishment	(16,718)
Proceeds from new borrowings	180,267
Repayments of borrowings	(170,590)
Premiums and fees from repayments of borrowings	(3,147)
Accrued interest	57,304
Amortization of deferred debt issue costs	3,116
Foreign currency exchange difference	512
Borrowings, net at 30 June	1,118,164
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 30 June 2025 are as follows:

30 June 2025
Within one year	46,026
Within two years	16,394
Within three years	16,597
Within four years	16,822
Thereafter	1,069,987
1,165,825